Schedule of Investments

January 31, 2021 (Unaudited)

Schedule of Investments
LSV Conservative Value Equity Fund
	Shares	Value (000)
Common Stock (99.7%)
Aerospace & Defense (2.1%)
General Dynamics	3,900	$572
Huntington Ingalls Industries	1,800	283
L3Harris Technologies	2,900	498
Northrop Grumman	1,100	315
Textron	6,300	285

		1,953

Agricultural Products (0.3%)
Ingredion	3,100	234

Air Freight & Logistics (0.9%)
FedEx	3,400	800

Aircraft (1.3%)
Delta Air Lines	7,900	300
JetBlue Airways*	15,100	217
Lockheed Martin	700	225
Southwest Airlines	5,900	259
United Airlines Holdings*	3,900	156

		1,157

Alternative Carriers (0.5%)
Lumen Technologies	34,600	428

Aluminum (0.1%)
Arconic*	2,975	75

Apparel Retail (0.3%)
Foot Locker	6,600	289

Asset Management & Custody Banks (2.5%)
Ameriprise Financial	3,200	633
Bank of New York Mellon	15,000	598
FS KKR Capital	12,100	203
State Street	7,900	553
T Rowe Price Group	1,900	297

		2,284

Automotive (2.9%)
BorgWarner	8,800	369
Cooper Tire & Rubber	7,900	290
Ford Motor	64,800	682
General Motors	17,500	887
Goodyear Tire & Rubber	10,300	109
Lear	2,000	302

		2,639

Banks (7.2%)
Bank of America	49,500	1,468
Citizens Financial Group	12,200	444
Fifth Third Bancorp	17,200	498
JPMorgan Chase	15,200	1,956
Keycorp	16,900	285

LSV Conservative Value Equity Fund
	Shares	Value (000)
Banks (continued)
PNC Financial Services Group	2,900	$416
Regions Financial	20,600	350
Synovus Financial	8,200	305
US Bancorp	5,800	248
Wells Fargo	9,900	296
Zions Bancorp	7,200	318

		6,584

Biotechnology (2.6%)
Alexion Pharmaceuticals*	2,900	445
Amgen	1,400	338
Biogen*	1,900	537
Gilead Sciences	11,500	754
Regeneron Pharmaceuticals*	500	252

		2,326

Broadcasting (0.9%)
Discovery*	7,000	290
ViacomCBS, Cl B	11,700	567

		857

Building & Construction (1.4%)
Johnson Controls
International	12,200	608
Owens Corning	4,400	342
Toll Brothers	6,700	342

		1,292

Building Products (0.1%)
Carrier Global	3,200	123

Chemicals (2.2%)
Celanese, Cl A	2,400	293
Chemours	11,400	300
Eastman Chemical	4,700	462
Huntsman	11,400	301
LyondellBasell Industries, Cl A	7,200	618

		1,974

Commercial Services (0.3%)
Western Union	10,800	241

Computer & Electronics Retail (0.6%)
Best Buy	5,000	544

Computers & Services (3.9%)
DXC Technology	3,109	88
eBay	5,800	328
Hewlett Packard Enterprise	31,200	385
HP	25,900	630
International Business Machines	7,300	870
NetApp	4,100	272

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Computers & Services (continued)
Oracle	5,700	$344
Seagate Technology	6,300	417
Xerox Holdings	12,600	265

		3,599

Consumer Discretionary (0.6%)
Procter & Gamble	4,200	539

Consumer Finance (0.4%)
Synchrony Financial	10,800	364

Consumer Staples (0.8%)
Kimberly-Clark	5,200	687

Diversified REITs (0.3%)
VEREIT	7,960	281

Drug Retail (0.7%)
Walgreens Boots Alliance	12,100	608

Electric Utilities (0.9%)
NextEra Energy	4,400	356
NRG Energy	12,200	505

		861

Electrical Components & Equipment (0.7%)
Acuity Brands	2,100	252
Emerson Electric	5,000	397

		649

Electrical Services (1.8%)
Edison International	3,900	227
Entergy	3,400	324
Exelon	9,800	407
PPL	14,900	412
Vistra Energy	15,400	308

		1,678

Financial Services (5.0%)
Ally Financial	10,200	386
Capital One Financial	3,200	334
Citigroup	20,100	1,166
Discover Financial Services	5,200	434
Goldman Sachs Group	3,800	1,030
Morgan Stanley	14,900	999
Navient	17,400	196

		4,545

Food, Beverage & Tobacco (4.4%)
Altria Group	15,500	637
Conagra Brands	13,400	464
General Mills	8,100	470
JM Smucker	3,000	349
Molson Coors Brewing, Cl B	5,900	296
Philip Morris International	14,300	1,139

LSV Conservative Value Equity Fund
	Shares	Value (000)
Food, Beverage & Tobacco (continued)
Pilgrim’s Pride*	12,200	$236
Tyson Foods, Cl A	6,900	444

		4,035

General Merchandise Stores (1.3%)
Target	6,300	1,141

Gold (0.9%)
Newmont	13,300	793

Health Care Services (0.6%)
DaVita*	4,500	528

Health Care Distributors (1.2%)
AmerisourceBergen, Cl A	2,600	271
Cardinal Health	5,800	312
McKesson	2,700	471

		1,054

Health Care Equipment (0.7%)
Abbott Laboratories	2,400	297
Medtronic	3,400	378

		675

Health Care Facilities (0.3%)
Universal Health Services, Cl B	2,200	274

Health Care REIT’s (0.2%)
Industrial Logistics
Properties Trust	10,100	214

Health Care Services (2.5%)
Cigna	2,400	521
CVS Health	14,000	1,003
HCA Holdings	2,700	439
Laboratory Corp of America Holdings*	1,500	343

		2,306

Home Improvement Retail (0.4%)
Home Depot	1,200	325

Homebuilding (1.7%)
DR Horton	8,100	622
Lennar, Cl A	6,700	557
MDC Holdings	7,900	411

		1,590

Homefurnishing Retail (0.5%)
Sleep Number*	4,500	485

Household Products, Furniture & Fixtures (0.4%)
Whirlpool	2,200	407

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Human Resource & Employment Services (0.3%)
ManpowerGroup	3,200	$283

Industrial Machinery (0.5%)
Snap-on	2,500	450

Insurance (3.4%)
Aflac	11,000	497
Allstate	5,700	611
American International Group	3,400	127
Hartford Financial Services Group	7,900	379
Lincoln National	6,700	305
MetLife	13,400	645
Principal Financial Group	3,400	168
Prudential Financial	4,500	352

		3,084

Interactive Media & Services (1.2%)
Alphabet, Cl A*	400	731
Alphabet, Cl C*	200	367

		1,098

IT Consulting & Other Services (0.7%)
Amdocs	5,400	381
Perspecta	7,700	223

		604

Machinery (2.2%)
AGCO	5,100	566
Allison Transmission Holdings	4,900	199
Cummins	2,300	539
Oshkosh	2,800	257
Parker-Hannifin	1,600	423

		1,984

Managed Health Care (0.6%)
Anthem	1,900	564

Media & Entertainment (2.0%)
Comcast, Cl A	29,500	1,462
DISH Network, Cl A*	8,700	253
TEGNA	8,600	138

		1,853

Mortgage REITs (0.2%)
Annaly Capital Management	26,400	214

Motorcycle Manufacturers (0.4%)
Harley-Davidson	8,400	337

Multimedia (1.1%)
Walt Disney	6,200	1,043

LSV Conservative Value Equity Fund
	Shares	Value (000)
Multi-Sector Holdings (2.3%)
Berkshire Hathaway, Cl B*	9,200	$2,097

Office Equipment (0.7%)
3M	2,400	421
Steelcase, Cl A	15,600	202

		623

Office REITs (0.4%)
Brandywine Realty Trust	18,900	208
Office Properties Income Trust	8,300	192

		400

Oil & Gas Exploration & Production (0.3%)
Devon Energy	17,400	287

Packaged Foods & Meats (0.6%)
Kraft Heinz	17,300	580

Paper & Paper Products (0.2%)
Domtar	6,800	204

Paper Packaging (0.8%)
International Paper	7,100	357
Westrock	9,600	398

		755

Petroleum & Fuel Products (3.5%)
Chevron	7,300	622
ConocoPhillips	14,600	584
ExxonMobil	10,200	457
HollyFrontier	8,100	231
Marathon Petroleum	10,100	436
Phillips 66	6,500	441
Valero Energy	7,200	406

		3,177

Pharmaceuticals (6.7%)
AbbVie	3,800	389
Bristol-Myers Squibb	15,900	977
Jazz Pharmaceuticals*	1,800	280
Johnson & Johnson	14,200	2,316
Merck	7,200	555
Pfizer	43,000	1,544
Viatris, Cl W*	5,335	91

		6,152

Real Estate (0.5%)
Host Hotels & Resorts	19,200	260
Spirit Realty Capital	5,000	193

		453

Schedule of Investments

January 31, 2021 (Unaudited)

LSV Conservative Value Equity Fund
	Shares	Value (000)
Reinsurance (0.2%)
Reinsurance Group of America, Cl A	2,000	$210

Retail (2.6%)
Dick’s Sporting Goods	6,600	442
Kroger	18,000	621
Lowe’s	1,800	300
McDonald’s	1,700	353
Walmart	4,800	675

		2,391

Retail REIT’s (0.3%)
Brixmor Property Group	13,900	235

Semi-Conductors/Instruments (4.0%)
Applied Materials	5,400	522
Intel	31,700	1,760
Lam Research	600	290
Micron Technology*	13,800	1,080

		3,652

Specialized REIT’s (0.5%)
Omega Healthcare Investors	7,400	268
Xenia Hotels & Resorts	10,600	154

		422

Steel & Steel Works (0.6%)
Nucor	3,700	180
Steel Dynamics	10,300	353

		533

Technology Hardware Storage & Peripherals (0.5%)
Dell Technologies, Cl C*	6,600	481

Telephones & Telecommunications (5.1%)
AT&T	55,400	1,586
Cisco Systems	24,400	1,088
Juniper Networks	11,800	288
Verizon Communications	30,300	1,659

		4,621

Thrifts & Mortgage Finance (0.4%)
MGIC Investment	14,300	168
Radian Group	9,600	184

		352

LSV Conservative Value Equity Fund
	Shares	Value (000)
Trading Companies & Distributors (0.5%)
United Rentals*	1,700	$413

TOTAL COMMON STOCK (Cost $82,047)		90,990

	Face Amount
	(000)
Repurchase Agreement (0.3%)
South Street Securities 0.020%, dated 01/29/21, to be repurchased on 02/01/21, repurchase price $253 (collateralized by various U.S. Treasury obligations, ranging in par value $34 - $182, 0.125% - 0.375%, 04/15/21 - 01/15/27; total market value $258)	$253	253

TOTAL REPURCHASE AGREEMENT (Cost $253)		253

Total Investments – 100.0% (Cost $82,300)		$91,243

Percentages are based on Net Assets of $91,259 (000).

*   Non-income producing security.

Cl — Class

REIT — Real Estate Investment Trust

The following is a list of the inputs used as of January 31, 2021, in valuing the Fund’s investments carried at value ($ Thousands):

Investments in Securities	Level 1	Level 2	Level 3	Total
Common Stock	$90,990	$—	$—	$90,990
Repurchase Agreement	—	253	—	253

Total Investments in Securities	$90,990	$253	$—	$91,243

Amounts designated as “—“ are $0 or have been rounded to $0.

For the period ended January 31, 2021, there were no transfers in or out of Level 3.

For information on the Fund’s policy regarding valuation of investments, fair value hierarchy levels, and other significant accounting policies, please refer to the Fund’s most recent semiannual or annual financial statements.

LSV-QH-002-2900

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